Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions wtih Related Parties [Abstract]
Transactions with Related Parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman of the Board. Travel expenses for 2015, 2014 and 2013 amounted to $2,685, $2,765 and $2,640, respectively, and are mainly included in “Vessels”, “Advances for vessels under construction and acquisitions and other vessel costs”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2015 and 2014, an amount of $62 and $281, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

  Diana Containerships Inc.: Until February 28, 2013, DSS received from Diana Containerships management and administrative fees pursuant to management and administrative services agreements between Diana Containerships, its vessel owning companies, and DSS. During 2013, revenue derived from these agreements until their termination, amounted to $447 and is separately presented as “Other revenues” in the accompanying 2013 consolidated statement of operations.

  On May 20, 2013, DSI's Independent Committee of the Board of Directors and the Board of Directors approved to provide to Eluk Shipping Company Inc., a subsidiary of Diana Containerships, a five year unsecured loan of up to $50,000 to be used for general corporate purposes and working capital, which was drawn on August 20, 2013. The loan, until the amendment discussed below, bore interest at LIBOR plus a margin of 5% and a back-end fee equal to 1.25% per annum on the outstanding amount of the loan payable by the borrower on the repayment date of the loan. On July 30, 2015, DSI's Independent Committee of the Board of Directors and the Board of Directors approved an amendment to the loan, pursuant to which as of September 9, 2015, the date of the amendment, the loan matures on March 15, 2022; bears interest at LIBOR plus a margin of 3% per annum; the back-end fee would accumulate up to and became payable on the date of the amendment; and the borrower will pay to the lender a fee of $200 on the maturity date. In addition, the borrower agreed to repay the principal amount of the loan on the last day of each interest period in amounts totalling $5,000 per annum, but not to exceed $32,500 in the aggregate. The loan is subordinated to Diana Containerships' loan with the Royal Bank of Scotland.

  As at December 31, 2015, there was an amount of $5,103 due from Diana Containerships included in “Due from related parties, current” and $43,750 due from Diana Containerships, separately presented in “Due from related parties, non-current”, in the related accompanying consolidated balance sheet. As at December 31, 2014, similarly, there was an amount of $57 and $50,866 due from Diana Containerships current and non-current, respectively.

  During 2015, 2014 and 2013 income from interest and fees amounted to $2,745, $3,246 and $1,196, respectively, and is included in “Interest and other income” in the accompanying consolidated statements of operations.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee. During 2015, 2014 and 2013 brokerage fees amounted to $1,302, $1,250 and $2,481, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2015 and 2014, there was no amount due to Diana Enterprises included in the accompanying consolidated balance sheets. Until March 1, 2013, DSS had an agreement with Diana Enterprises to provide brokerage services to Diana Containerships, which was terminated when DSS ceased from being the management company of the Diana Containerships' group.

  Diana Wilhelmsen Management Limited (“DWM”): As of December 31, 2015, DWM provided management services to six vessels of the Company's fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels' gross revenues. Management fees for the period from each vessel's delivery to the management of DWM to December 31, 2015, amounted to $405 and are separately presented as “Management fees to related party” in the 2015 accompanying consolidated statement of operations whereas commercial fees amounted to $43 and are included in “Voyage expenses” (Note 12). As at December 31, 2015, there was an amount of $2 due to DWM, included in “Due to related parties” in the related accompanying consolidated balance sheet.